Taxation	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Taxation
Taxation
Income taxes consist of the following:

(In US$ millions)	2013	2012	2011
Current tax expense:
United Kingdom	—	—	—
Foreign	42.4	39.5	34.4
Total current tax expense	42.4	39.5	34.4
Deferred tax (benefit) expense:
United Kingdom	—	—	—
Foreign	(9.2)	(0.6)	0.3
Total income tax expense	33.2	38.9	34.7

Seadrill Partners LLC is tax resident in the United Kingdom. The Company's controlled affiliates operate and earn income in several countries and are subject to the laws of taxation within those countries. Currently none of the Company's controlled affiliates operate in the United Kingdom and therefore the Company is not subject to U.K. tax. Subject to changes in the jurisdictions in which the Company's drilling units operate and/or are owned, differences in levels of income and changes in tax laws, the Company's effective income tax rate may vary substantially from one reporting period to another. The Company's effective income tax rate for each of the years ended on December 31, 2013, 2012 and 2011 differs from the U.K. statutory income tax rate as follows:

	2013	2012	2011
U.K. statutory income tax rate	23.3%	24.5%	26.5%
Non-U.K. taxes	(15.8)%	(12.8)%	(10.4)%
Effective income tax rate	7.4%	11.7%	16.1%

Deferred income taxes reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes.
The net deferred tax assets consist of the following:

(In US$ millions)	2013	2012
Deferred mobilization revenue	0.3	0.6
Net operating losses carry forward	9.5	—
Total deferred tax assets	9.8	0.6

As of December 31, 2013, deferred tax assets related to net operating loss ("NOL") carryforwards was $9.5 million, which can be used to offset future taxable income. NOL carry forwards, which were generated in various jurisdictions will expire, if not utilized, in 2033. The Company did not have any deferred tax liabilities at December 31, 2013 and 2012.